CONSOLIDATED STATEMENTS OF CASH FLOWS (unaudited) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Statement of cash flows [abstract]
Net income	$ 316	$ 235
Adjustments to reconcile net income to net cash flows from operating activities
Depreciation, amortization, impairments and fair value adjustments	588	530
Equity-based compensation expense	70	68
Non-cash change in current and non-current provisions and other non-current liabilities	40	25
Losses on disposal and other adjustments on property, plant & equipment and other non-current assets, net	2	8
Interest expense	60	61
Other financial income & expense	39	17
Taxes	31	65
Interest received	2	2
Interest paid	(53)	(57)
Other financial payments	(4)	(3)
Taxes paid	(120)	(96)
Net cash flows before working capital changes and net payments out of provisions and other non-current liabilities	971	855
Net payments out of provisions and other cash movements in non-current liabilities	(70)	(37)
Change in net current assets and other operating cash flow items	(431)	(276)
Net cash flows from operating activities	470	542
Purchase of property, plant & equipment	(237)	(222)
Purchase of intangible assets	(23)	(411)
Purchase of financial assets	(21)	(10)
Proceeds from financial assets	2	0
Acquisition of assets, net of cash acquired	(483)	0
Net cash flows used in investing activities	(762)	(643)
Dividends paid to shareholders of Alcon Inc.	(100)	(54)
Proceeds from non-current financial debts, net of issuance costs	531	51
Repayment of non-current financial debts	(536)	0
Change in current financial debts	(52)	(24)
Lease payments	(34)	(37)
Other financing cash flows	(86)	(12)
Net cash flows used in financing activities	(277)	(76)
Effect of exchange rate changes on cash and cash equivalents	24	(14)
Net change in cash and cash equivalents	(545)	(191)
Cash and cash equivalents at January 1	1,575	1,557
Cash and cash equivalents at June 30	$ 1,030	$ 1,366